Financial Instruments (Schedule of Exposure to CPI and Foreign Currency Risks) (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Non-derivative instruments
Cash and cash equivalents	$ 474,544	$ 286,184	$ 147,153	$ 131,123
Short-term deposits and restricted cash	229	564,247
Trade receivables	62,643	47,948
Investments in other companies	1,354,212	297,148
Trade payables	171,537	128,242
Other current liabilities	11,479	21,870
Loans from banks and others and debentures	1,171,803	871,834
Currency risk [Member] | Unlinked [Member]
Non-derivative instruments
Cash and cash equivalents	159,838	55,512
Short-term deposits and restricted cash	179	537,563
Trade receivables	56,632	47,791
Other current assets	1,308	2,909
Investments in other companies		0
Long-term deposits and restricted cash	21,463	60,954
Total financial assets	239,420	704,729
Trade payables	59,381	41,051
Other current liabilities	23,536	21,056
Loans from banks and others and debentures	592,102	131,082
Total financial liabilities	675,019	193,189
Total non-derivative financial instruments, net	(435,599)	511,540
Derivative instruments	0	0
Net exposure	(435,599)	511,540
Currency risk [Member] | CPI linked [Member]
Non-derivative instruments
Cash and cash equivalents	0	0
Short-term deposits and restricted cash	0	0
Trade receivables	0	0
Other current assets	0	0
Investments in other companies		0
Long-term deposits and restricted cash	0	0
Total financial assets	0	0
Trade payables		0
Other current liabilities	7,044	4,952
Loans from banks and others and debentures	459,732	789,462
Total financial liabilities	466,776	794,414
Total non-derivative financial instruments, net	(466,776)	(794,414)
Derivative instruments	7,369	(11,014)
Net exposure	(459,407)	(805,428)
Currency risk [Member] | Other [Member]
Non-derivative instruments
Cash and cash equivalents	1,329	251
Short-term deposits and restricted cash	50	0
Trade receivables	81	156
Other current assets	4	8
Investments in other companies		235,218
Long-term deposits and restricted cash	0	0
Total financial assets	1,464	235,633
Trade payables	11,842	13,723
Other current liabilities	190	244
Loans from banks and others and debentures	0	0
Total financial liabilities	12,032	13,967
Total non-derivative financial instruments, net	(10,568)	221,666
Derivative instruments	(1,199)	0
Net exposure	$ (11,767)	$ 221,666